As filed with the Securities and Exchange Commission
on April 15, 1998
	Securities Act Registration No. 33 -43446
	Investment Company Act Registration No. 811-
6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No. 19		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
AMENDMENT NO. 19
	__________________			[   ]
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, New York  10022
_______________
Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate
box):
[]	Immediately upon filing pursuant to 	[  ]
	On (date) pursuant to
paragraph (b)
	paragraph (b) of Rule 485
[  ]	60 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(1)		paragraph (a)(1)
[X]	75 days after filing pursuant to	[  ]
	On (date) pursuant to
	paragraph (a)(2)		paragraph (a)(2) of
rule 485
If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of
Beneficial Interest


SMITH BARNEY INVESTMENT TRUST

FORM  N-1A


CONTENTS OF REGISTRATION STATEMENT

Front Cover

Contents Page

Cross Reference Sheet


Part A:
PROSPECTUS

                                                                    SMITH BARNEY
                                                                         Mid Cap
                                                                           Blend
                                                                            Fund
                                                                    JUNE  , 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE


LOGO
P R O S P E C T U S

PROSPECTUS                                                        JUNE  , 1998


Smith Barney
Mid Cap Blend Fund
388 Greenwich Street
New York, New York 10013
1-800-451-2010

  Smith Barney Mid Cap Blend Fund (the Fund) is a mutual fund that seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in the equity securities of medium-sized compa-nies with market capitalizations of between $1 billion and $5 billion at the time of investment.

  The Fund is one of a number of funds, each having distinct investment objec-tives and policies making up the Smith Barney Investment Trust (the Trust). The Trust is an open-end management investment company commonly referred to as a mutual fund.

  The initial subscription period for shares is schedules to end on July   ,
1998, (the Subscription Period). After the expiration of the Subscription Period or a limited continuous offering period, the Fund will suspend the offering of shares to the public. A continuous offering of shares is expected
to commence on or about August   , 1998. See Purchase of Shares.

  This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Shares of the other Funds offered by the Trust are described in separate pro-spectuses that may be obtained by calling the Trust at 1-800-451-2010.

  Additional information about the Fund is contained in a Statement of Addi-tional Information, (the SAI) dated June , 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the SEC) and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    9
-------------------------------------------------
VALUATION OF SHARES                            11
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             11
-------------------------------------------------
PURCHASE OF SHARES                             12
-------------------------------------------------
EXCHANGE PRIVILEGE                             23
-------------------------------------------------
REDEMPTION OF SHARES                           27
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           29
-------------------------------------------------
PERFORMANCE                                    30
-------------------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND           30
-------------------------------------------------
DISTRIBUTOR                                    31
-------------------------------------------------
ADDITIONAL INFORMATION                         32
-------------------------------------------------
APPENDIX A                                     34

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distribu-tor. This Prospectus does not constitute an offer by the Fund or the distribu-tor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in this Prospectus. See Table of Contents.

INVESTMENT OBJECTIVE The Fund is an open-end, diversified, management invest-ment company whose investment objective is to seek long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in the equity securities of medium-sized companies with market capitalizations of between $1 billion and $5 billion at the time of investment. See Invest-ment Objective and Management Policies.

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares (Classes) to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class L shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See Purchase of Shares and Redemption of Shares.

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge (CDSC) of 1.00% on redemptions made within 12 months of purchase. See Prospectus Summary--Reduced or No Initial Sales Charge.

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemp-tions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and dis-tributions (Class B Dividend Shares) will be converted at that time. See Purchase of Shares--Deferred Sales Charge Alternatives.

  Class L Shares. Class L shares are sold at net asset value plus an initial sales charge of 1.00%. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class L shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class L shares distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class L shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates, shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Funds future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class L shares have a shorter CDSC period than Class B shares, they do not have a conversion feature and therefore are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class L shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. (Smith Barney) listed under Exchange Privilege. Class A share purchases may also be eligible for a reduced initial sales charge. See Purchase of Shares. Because the ongoing expenses of Class A shares may be lower than those for Class B and Class L shares, purchasers eligible to pur-chase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class L shares is the same as that of the initial sales charge on the Class A shares.

  See Purchase of Shares and Management of the Fund for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and Valuation of Shares, Dividends, Distributions and Taxes and Exchange Privilege for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), as well as other types of participant directed, tax-qualified employee benefit plans. Other investors may be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class L shares are available as investment alternatives under both of these programs. See Purchase of Shares--Smith Bar-ney 401(k) and ExecChoice(TM) Programs.

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained by Smith Barney during the Initial Subscription Period. During the con-tinuous offering period, shares may also be purchased through a brokerage account maintained with Smith Barney, a broker that clears securities transac-tions through Smith Barney on a fully disclosed basis (an Introducing Broker) or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the Funds transfer agent, First Data Investors Services Group, Inc. (First Data or Transfer Agent). See Purchase of Shares. The initial subscription period for shares is scheduled
to end on July   , 1998, (the Subscription Period). After the expiration of the Subscription Period or a limited continuous offering period, the Fund will suspend the offering of shares to the public. A continuous offering of shares
is expected to commence on or about August   , 1998. See Purchase of Shares.

INVESTMENT MINIMUMS Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account (IRA) or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment require ment for Class A, Class B and Class L shares and the subse-quent investment requirement for all Classes of shares is $25. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See Purchase of Shares.

SYSTEMATIC INVESTMENT PLAN During the continuous offering period, the Fund offers shareholders a Systematic Investment Plan under which they may autho-rize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See Purchase of Shares.

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. (NYSE) is open for business. See Purchase of Shares and Redemption of Shares.

MANAGEMENT OF THE FUND Mutual Management Corp. (MMC or the Manager), formerly known as Smith Barney Mutual Funds Management Inc., serves as the Funds investment manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc, (Holdings) formerly known as Smith Barney
Holdings. Holdings is a wholly owned subsidiary of Travelers Group Inc. (Travelers), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See Management of the Trust and the Fund.

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined. See Exchange Privilege.

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See Valuation of Shares.

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid annually. See Dividends, Distributions and Taxes.

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See Dividends, Distributions and Taxes.

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Funds investment objective will be achieved. The value of the Funds invest-ments, and thus the net asset value of the Funds shares, will fluctuate in response to changes in market and economic conditions, as well as the finan-cial condition and prospects of issuers in which the Fund invests. The Fund may invest in foreign securities, though management intends to limit such investments to 10% of the Funds assets. Foreign investments may include addi-tional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See Investment Objective and Management Policies.

THE FUNDS EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Funds estimated operating expenses:

  SMITH BARNEY
  MID CAP BLEND FUND                            CLASS A CLASS B CLASS L CLASS Y
-------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
     (as a percentage of offering price)         5.00%   None    1.00%   None
    Maximum CDSC (as a percentage of original
     cost or redemption proceeds, whichever is
     lower)                                      None*   5.00%   1.00%   None
-------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees                              0.75%   0.75%   0.75%   0.75%
    12b-1 fees**                                 0.25    1.00    1.00    None
    Other expenses***                            0.15    0.15    0.15    0.07
-------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                  1.15%   1.90%   1.90%   0.82%
-------------------------------------------------------------------------------

   * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
  ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the NASD.
 *** Other Expenses have been estimated based on expenses the Fund has incurred during its fiscal year ended November 30, 1997.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class L and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See Purchase of Shares and Redemption of
Shares. Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. For Class B and Class L shares, Smith Barney receives an annual 12b-1 fee of 1.00% of the value of average daily net assets of each respective Class, consisting of a 0.75% dis-tribution fee and a 0.25% service fee. Other expenses in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE
  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See Purchase of Shares, Redemption of Shares and Management of the Trust and the Fund.

  SMITH BARNEY
  MID CAP BLEND FUND                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
  An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:
    Class A...................................
    Class B...................................
    Class L...................................
    Class Y...................................
  An investor would pay the following expenses
  on the same investment, assuming the same
  annual return and no redemption:
    Class A...................................
    Class B...................................
    Class L...................................
    Class Y...................................
-------------------------------------------------------------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Funds actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Funds investment objective is long-term growth of capital. This invest-ment objective may not be changed without the approval of the holders of a majority of the Funds outstanding shares. There can be no assurance that the Funds investment objective will be achieved.

  The Fund attempts to achieve its investment objective by investing, under normal market conditions, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of medium-sized companies with market capitalizations of between $1 billion and $5 billion at the time of investment.
 Companies whose capitalization falls outside this range after purchase continue to be considered medium-sized companies for purposes of the 65% policy.
 Investing in medium-capitaliz

  In selecting the Funds equity investments, MMC seeks to identify companies that exhibit growth and/or value attributes. When selecting stocks with growth potential, MMC will evaluate the specific financial characteristics of the issuer such as historical and forecasted earnings growth, sales growth, profit-ability and return on equity.
 When selecting stocks with value characteristics, MMC will typically be looking at companies that are perhaps growing more slowly but whose valuation may be below average relative to earnings and/or assets. In addition, MMC will utilize an active quantitative investment strategy in a portion of the Fund.
  This portion willll provide added diversification and, in addition, will select securities using a proprietary technique that are believed to have a high probability of outperfo sector. In identifying these securities, the Funds portfolio manager is supported by a quantitatively oriented investment using a proprietary technique that are believed to have a high probability of outperformsector. In identifying these securities, the Funds portfolio manager is supported by a
 quantitatively oriented investment
team.

  The Fund will normally invest in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities. The Fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the Funds expenses and to meet redemption requests. It is the policy of the Fund to be as fully invested in equity securities as practicable at all times.
 The Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warr

  Consistent with its investment objective and policies described above, the Fund may invest up to 25% of its total assets in foreign securities, including both direct investments and investments made through depository receipts. The Fund may also invest in real estate investment trusts; purchase or sell securities on a when-issued or delayed-delivery basis; enter into forward commitments to purchase securities; lend portfolio securities; purchase and sell put and call options; and enter into interest rate futures contracts, stock index futures contracts and related options.

  The different types of securities and investment techniques used by the Fund all involve risks of varying degrees. For example, with respect to common stock, there can be no assurance of capital appreciation, and there is a risk of market decline. With respect to debt securities, including money market instruments, there is the risk that the issuer of a security may not be able to meet its obligation to make scheduled interest or principal payments. See Appendix A for a more complete discussion of certain of these securities and investment techniques and the associated risks.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  Transactions on behalf of the Fund are allocated to various brokers and deal-ers by MMC in its best judgment. The primary consideration is prompt and effec-tive execution of orders at the most favorable price. Subject to that primary consideration, brokers and dealers, including Smith Barney, may be selected for research, statistical or other services to enable MMC to supplement its own research and analysis with the views and information of other securities firms.

  The Fund cannot accurately predict its portfolio turnover rate, but antici-pates that its annual turnover will not exceed 100%. An annual turnover rate of 100% would occur if all of the securities held by the Fund were replaced once during a period of one year. MMC will not consider turnover rate a limiting factor in making investment decisions consistent with the Funds investment objective and policies.

  Year 2000. The investment management services provided to the Fund by the Manager and the services provided to shareholders by Smith Barney, the Funds Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Funds operations, including the handling of securities trades, pricing and account services. The Manager and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Manager has been advised by the Funds custodian, trans-fer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assur-ance that the Manager, Smith Barney or any other service provider will be suc-cessful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

VALUATION OF SHARES


  The Funds net asset value per share is determined as of the close of regu-lar trading on the NYSE on each day that the NYSE is open, by dividing the value of the Funds net assets attributable to each Class by the total number of shares of the Class outstanding.

  Generally, the Funds investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trusts Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. Amortized cost involves valuing an investment at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Funds valuation policies is contained in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS
  The Funds policy is to distribute substantially all its net investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

  If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4.00% nondeductible excise tax on certain undis-tributed amounts of ordinary income and capital gains, the Fund may make an additional distribution, shortly before December 31 in each year, of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

  The per share dividends on Class B and Class L shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares.

The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

 TAXES
  The Fund intends to qualify each year as a regulated investment company under the Code. Dividends paid from net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional Fund shares. Furthermore, as a general rule, a shareholders gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Funds dividends declared from net investment income may qualify for the Federal divi-dends-received deduction for corporations.

  Statements as to the tax status of each shareholders dividends and distribu-tions will be mailed annually. Each shareholder also will receive, if appropri-ate, various written notices after the close of the Funds prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Funds prior taxable year. Share-holders should consult their own tax advisors regarding specific questions as to the Federal and local tax consequences of investing in the Fund.

PURCHASE OF SHARES


 GENERAL
  The Fund currently offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class L shares are sold to investors with an initial sales charge and are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except, for purchases of Class Y shares by Smith Barney Concert Allocation Series, Inc. for which there is no minimum pur-chase amount). See Prospectus Summary--Alternative Purchase Arrangements for a discussion of factors to consider in selecting which Class of shares to pur-chase.

 INITIAL SUBSCRIPTION PERIOD
  Smith Barney, the Funds distributor, will solicit subscriptions for shares of the Fund during the Subscription Period. Subscriptions for shares must be made through a brokerage account maintained with Smith Barney or an Introducing Broker. Shares of the Fund subscribed for during the Subscription Period for which Smith Barney accepts purchase orders will be issued and sold by the Fund on the third business day after the end of the Subscription Period (the Pur-chase Date). Also on the Purchase Date, shareholders of other funds of the Smith Barney Mutual Funds will be able to exchange shares of such funds for shares of the Fund. On the Purchase Date, Smith Barney will notify the Fund of the aggregate number of shares for which it has received and accepted subscriptions, and the Fund will issue shares for such subscriptions and com-merce operations.

  The Fund is offering its Class A shares to the public at a maximum purchase price per share of $12.50, which equals the Class A share initial net asset value per share of $11.88 plus the maximum sales charge set forth below under Continuous Offerings. The Fund is offering its Class B, Class L and Class Y shares to the public at each Class respective initial net asset value per share of $11.88.

  The Fund and Smith Barney may in their discretion determine to withdraw the offering without notice for any reason before the end of the Subscription Peri-od. The Fund also reserves the right to refuse any order in whole or in part.

 CONTINUOUS OFFERINGS

  Smith Barney will suspend the offering of shares to the public immediately after the expiration of the Subscription Period or within three weeks thereaf-ter. During the three-week period, Smith Barney will commence a limited contin-uous offering of shares to the public. Once Smith Barney suspends the offering of shares to the public (the Closing Period), it is expected to do so for 30 days. This period may be lengthened or shortened in the absolute discretion of Smith Barney. During the Closing Period, the Fund will invest the proceeds from its Subscription Period and its continuous offering, if any, and existing shareholders of the Fund may request redemptions, purchase additional shares and exchange shares of the Fund for shares of certain other funds of the Smith Barney Mutual Funds. See Exchange Privilege. Immediately after the expiration of the Closing Period, Smith Barney expects to commence a continuous offering of shares of the Fund.

  During the continuous offering, shares may be purchased through a brokerage account maintained with Smith Barney. Shares may also be purchased through an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A,

Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annul account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors in Class A, Class B and Class L shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent invest-ment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the min-imum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares purchases by employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees, of any of the Smith Barney Mutual Funds, and their immediate family. The Fund reserves the right to waive or change minimums, to decline any order to pur-chase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholders account by the Funds transfer agent. Share certificates are issued only upon a shareholders writ-ten request to the Transfer Agent.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day (the trade date). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barneys close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the settlement date) after the trade date. In all other cases, payments must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN
  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized, through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic additions to the shareholders Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The Systematic Investment Plan also authorizes Smith Bar-ney to apply cash held in the sharehold-ers Smith Barney brokerage account or redeem the shareholders shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                  SALES CHARGE
                         ------------------------------      DEALERS
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than $ 25,000          5.00%          5.26%             4.50%
  $ 25,000 -  49,999          4.00           4.17              3.60
    50,000 -  99,999          3.50           3.63              3.15
   100,000 - 249,999          3.00           3.09              2.70
   250,000 - 499,999          2.00           2.04              1.80
   500,000   and over          *               *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class L shares is waived. See Deferred Sales
  Charge Alternatives and Waivers of CDSC.

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by any person, which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board members and employees of Travelers and its subsidiaries and of any of the Smith Barney Mutual Funds (including retired Board members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the NASD, provided such sales are made upon the assurance of the purchaser that the purchase is made for invest-ment purposes and that the securities will not be resold except through redemp-tion or repurchase;

(b) offers of Class A shares to any other investment company to effect the com-bination of such company with the Fund by merger, acquisition of assets or oth-erwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultants employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultants prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge, and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts man-aged by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimi-nation of the sales charge.

 RIGHT OF ACCUMULATION
  Class A shares of the Fund may be purchased by any person (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under Exchange Privilege then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES
  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under

Initial Sales Charge Alternative--Class A Shares, and will be based upon the aggregate sales of Class A shares of the Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eli-gible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A qualified group is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform crite-ria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney.
In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT
  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the Amount of Investment as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applica-ble to the purchases made and the charges previ-ously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within thirteen (13) months from the date of the Letter. If a total investment of $15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Funds Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further informa-tion.

 DEFERRED SALES CHARGE ALTERNATIVES
  CDSC Shares are sold at the net asset value next determined without an ini-tial sales charge so that the full amount of an investors purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. CDSC Shares are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class L shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of

Class B shares held under the Smith Barney 401(k) Program, as described below. See Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs.

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See Prospectus Summary--Alternative Pur-chase Arrangements--Class B Shares Conversion Feature. The length of time that CDSC Shares acquired through an exchange have been held will be calcu-lated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemp-tion. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her invest-ment. Assuming at the time of the redemption the net asset value had appreci-ated to $12 per share, the value of the investors shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC
  The CDSC will be waived on: (a) exchanges (see Exchange Privilege); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholders shares at the time the withdrawal plan com-mences (see Automatic Cash Withdrawal Plan) (provided, however, that auto-matic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholders shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption pro-ceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholders status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM AND EXECCHOICE(TM) PROGRAMS
  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating (Participating Plans) in these programs.

  Each Fund offers to Participating Plans Class A and Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Pro-grams. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in a Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of a Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class L Shares. Class L shares of a Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. At the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, it will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plans holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of a Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) Program that has not previ-ously qualified for an exchange into Class A shares will be offered the oppor-tunity to exchange all of its Class L shares for Class A shares of a Fund, regardless of asset size, at the end of the eighth year after the date the Par-ticipating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the Fund but instead may acquire Class A shares of the Fund. Any Class L shares not converted will continue to be sub-ject to the distribution fee.

  Participating Plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

  Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Par-ticipating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writ-ing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Par-ticipating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participat-ing Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion fea-ture as Class B shares held by other investors. See Purchase of Shares-- Deferred Sales Charge Alternatives.

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholders Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemp-tion by a Participating Plan depends on the number of years since the Partici-pating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase pay-ment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan; (b) the termina-tion of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholders state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME
  Growth Funds
    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund

  Growth and Income Funds
    Concert Social Awareness Fund
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Large Cap Value Fund
    Smith Barney Large Cap Blend Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

  Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund
    +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Fund Smith Barney Funds, Inc.--U.S. Government Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.
    Smith Barney Total Return Bond Fund

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California Municipals Fund *Smith Barney Intermediate Maturity New York Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio

    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Municipal High Income Fund
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

  Global-International Funds
    Smith Barney Hansberger Global Small Cap Value Fund
    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio Smith Barney World Funds, Inc.--Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.
    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio Smith Barney Concert Allocation Series Inc.--Conservative Portfolio Smith Barney Concert Allocation Series Inc.--Growth Portfolio
    Smith Barney Concert Allocation Series Inc.--Global Portfolio
    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio Smith Barney Concert Allocation Series Inc.--Income Portfolio

  Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
    +++Smith Barney Muni Funds--California Money Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market Portfolio
--------------------------------------------------------------------------------
  * Available for exchange with Class A, Class L and Class Y shares of the
    Fund.
 ** Available for exchange with Class A and Class B shares of the Fund. In addition, Participating Plans opened prior to June 21, 1996 and investing in Class L shares of the Fund may exchange Fund shares for Class C shares of this Fund.
***Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class L shares of the Fund through the Smith Barney 401(k) and ExecChoice(TM) Programs may exchange those shares for Class L shares of this Fund.
+++Available for exchange with Class A and Class Y shares of the Fund.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a CDSC higher than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

  Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Funds performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Funds other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See Re-demption of Shares--Telephone Redemption and Exchange Program. Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required.

  A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days prior notice to shareholders.

REDEMPTION OF SHARES

  The Fund is required to redeem shares tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trad-ing on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Transfer Agent receives further instructions from Smith Barney, or if the shareholders account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the 1940 Act), in extraordi-nary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the share-holders benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investors Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Mid Cap Blend Fund
  Class A, B, L or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholders account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guar-antor institution such as a domestic bank, savings and loan institution, domes-tic credit union, member bank of the Fed-eral Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investors address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM
  Shareholders who do not have a Smith Barney brokerage account may be eligi-ble to redeem and exchange Fund shares by telephone. To determine if a share-holder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, including a sig-nature guarantee, that will be provided by First Data upon request. (Alterna-tively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Funds shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholders account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholders assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  Additional Information Regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholders name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN
  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholders shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the shareholders shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholders account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


  From time to time the Fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a speci-fied period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE TRUST AND THE FUND


 BOARD OF TRUSTEES
  Overall responsibility for the management and supervision of the Trust rests with the Trusts Board of Trustees. The Trustees approve all significant agree-ments between the Trust and the persons and companies that furnish services to the Fund, including agreements with the Funds distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Fund are dele-gated to the Funds investment manager. The SAI contains background information regarding each Trustee of the Trust and executive officers of the Fund.

 INVESTMENT MANAGER--MMC
  MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Funds investment manager pursuant to an investment management agreement approved by the Trusts Board of Trustees. The Manager (through predecessor entities) has been in the investment counseling business since 1934 and is a registered investment adviser. The Manager renders investment advice to invest-ment companies that had aggregate assets under management as of March 31, 1998 in excess of $100.5 billion.

  Subject to the supervision and direction of the Trusts Board of Trustees, the Manager manages the Funds portfolio in accordance with the Funds stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment management services rendered, the Fund pays the Manager a monthly fee at the annual rate of 0.75% of the value of the Funds average daily net assets.

 PORTFOLIO MANAGEMENT
      , Vice President and Investment Officer of the Fund, is the portfolio manager and manages the day-to-day operations of the Fund, including making all investment decisions.

DISTRIBUTOR


  Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a best efforts arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the Plan), Smith Barney is paid an annual service fee with respect to Class A, Class B and Class L shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid an annual distribution fee with respect to Class B and Class L shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares which automatically con-vert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class L shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who pro-vide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney asso-ciated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class L shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Funds Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a con-tinuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Trust was organized on October 17, 1991 under the laws of the Common-wealth of Massachusetts and is a business entity commonly known as a Massachu-setts business trust. The Trust offers shares of beneficial interest of sepa-rate funds with a par value of $.001 per share. The Fund offers shares of bene-ficial interest currently classified into five Classes--A, B, L, Y and Z. Each Class of the Fund represents an identical interest in the Funds investment portfolio. As a result, the Classes have the same rights, privileges and pref-erences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each Class; (c) the distri-bution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Trusts Board of Trustees does not anticipate that there will be any conflicts among the inter-ests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appro-priate action.

  The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders meeting for the election of Trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trusts outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

  When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

  PNC Bank National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Funds investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Funds transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Funds printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or the Funds Transfer Agent.

APPENDIX A

  Convertible Securities. Convertible securities are generally preferred secu-rities or fixed-income securities that are convertible into common stock at either a stated price or stated rate. The price of the convertible security will normally vary in some proportion to changes in the price of the under-lying common stock because of this conversion feature. A convertible security will normally also provide a fixed income stream. For this reason, the con-vertible security may not decline in price as rapidly as the underlying common stock. Convertible securities rank senior to common stocks in an issuers cap-ital structure and consequently entail less risk than the issuers common stock. MMC will select convertible securities to be purchased by the Fund based primarily upon its evaluation of the fundamental investment characteris-tics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when inter-est rates decline and decrease in value when interest rates rise. While con-vertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

  Foreign Securities. In addition to direct investment in securities of for-eign issuers, the Fund may also invest in securities of foreign issuers in the form of sponsored and unsponsored American Depositary Receipts (ADRs), Euro-pean Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other similar securities convertible into securities of foreign issuers. These secu-rities may not necessarily be denominated in the same currency as the securi-ties into which they may be converted. The Fund also may invest in securities denominated in European Currency Units (ECUs). An ECU is a basket consisting of a specified amount of currencies of certain of the twelve member states of the European Community. In addition, the Fund may invest in securities denomi-nated in other currency baskets.

  There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inher-ent in domestic investments. These risks include those resulting from revalua-tion of currencies, future adverse political and economical developments and the possible imposition of currency exchange blockages or other foreign gov-ernmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements compara-ble to those applicable to domestic companies. The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropria-tion, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of div-idends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund may invest in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of con-verting foreign currency to U.S. dollars, the payment of fixed brokerage com-missions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign cus-todians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

  Real Estate Investment Trusts (REITS). The Fund may invest in REITS, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs manager. REITs are also subject to risks generally associated with investments in real estate. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

  Debt Securities. Debt securities in which the Fund may invest include notes , bills, commercial paper, obligations issued or guaranteed by the government or any of its political subdivisions,
agencies or instrumentalities, and certificates of deposit.
 Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at s

  All debt securities are subject to market risk and credit risk. Market risk relates to market-induced changes in a securitys value, usually as a result of changes in interest rates. The value of the Funds investments in debt securi-ties will change as the general levels of interest rates fluctuate. During periods of falling interest rates, the value of the Funds debt securities will generally rise. Conversely, during periods of rising interest rates, the value of the Funds debt securities will generally decline. Credit risk relates to the ability of the issuer to make payments of principal and interest. The Fund has no restrictions with respect to the maturities or duration of the debt securities it holds. The Funds investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Funds shorter-term securities.

  Money Market Instruments. Short-term instruments in which the Fund may invest include obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers acceptances of domestic or foreign banks, domestic savings and loan associations and similar institu-tions); commercial paper rated no lower than A-2 by Standard & Poors Ratings Group (S&P) or Prime-2 by Moodys Investors Service, Inc. (Moodys) or the equivalent from another nationally recognized statistical rating organization (NRSRO) or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Trusts Board of Trustees.

  U.S. Government Securities. The Fund may invest in U.S. Government securi-ties. Generally, these securities include U.S. Treasury obligations and obliga-tions issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded indepen-dently. The Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a pro-portionate interest in underlying U.S. Treasury securities. A zero coupon secu-rity pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market val-ues of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

  Repurchase Agreements. The Fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, the Fund acquires securities subject to the sellers agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Funds right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the SAI, the Fund has adopted certain procedures intended to mini-mize the risks of investing in repurchase agreements.

  Reverse Repurchase Agreements. In order to generate additional income, the Fund may engage in reverse repurchase agreement transactions with banks, bro-ker-dealers and other financial intermediaries. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Fund would assume the role of seller/borrower in the transaction. The Fund will maintain a segregated account consisting of assets determined to be liquid by MMC that at all times are in an amount equal to its obligations under reverse repur-chase agreements. The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities.

  When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may purchase securities on a when-issued basis, may purchase and sell securi-ties for delayed delivery and may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (forward commit-ments). When-issued transactions, delayed delivery purchases and forward com-mitments involve a risk of loss if the value of the securities declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Funds other assets. Typically, no income accrues on securi-ties the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account.

  Lending of Securities. Consistent with applicable regulatory requirements, the Fund may seek to increase its income by lending portfolio securities to entities deemed creditworthy by MMC. Such loans will usually be made to brokers, dealers and other financial organizations, and would be required to be secured continuously by collateral in cash, letters of credit or U.S. government securities, which are maintained at all times in an amount equal to the current market value of the loaned securities. Any gains would justify the risk.

	Options on Securities, Securities Indexes and Currencies. The Fund may write (sell) covered put and call options on securities, securities indexes and currencies ("Options") and purchase put and call Options that are traded on foreign or U.S. securities exchanges and over the counter. The Fund will write such Options for the purpose of increasing its return and/or protecting the value of its portfolio. In particular, where the Fund writes an Option that expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the Option, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the Option may have been written or the increased cost of portfolio securities to be acquired. However, the writing of Options constitutes only a partial hedge, up to the amount of the premium, less any transaction costs. In contrast, if the price of the security underlying the Option moves adversely to the Fund's position, the Option may be exercised and the Fund will be required to purchase or sell the security at a disadvantageous price, resulting in losses that may only be partially offset by the amount of the premium. The Fund may also write combinations of put and call Options on the same security, known as "straddles." Such transactions generate additional premium income but also present increased risk.

	The Fund may purchase put and call Options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that the expected changes occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the Options purchased. The risk assumed by the Fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the Option, although the Fund may be required to forfeit such amounts in the event that the prices of securities underlying the Options do not move in the direction or to the extent anticipated.

	Over-the counter options in which the Fund
May invest differ from traded options in that They are two-party contracts, with price and other
Terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

	Futures Contracts and Options on Futures
Contracts. The Fund may enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in Commodities
Futures Trading Commission regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the Fund's assets.

	Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. The Fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs.
The Fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated at the Fund's custodian to the extent required by law.

		Among the several risks accompanying the utilization of futures contracts and options on futures contracts are: First, the successful use of futures and options is dependent upon the ability of the Investment Adviser to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. If the prices of the underlying commodities move in an unanticipated manner, the Fund may lose the expected benefit of these futures or options transactions and may incur losses. Second, positions in futures contracts and options on futures contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or through a linked exchange), and as a result of daily price fluctuations limits there can be no assurance the offsetting transaction could be entered into at an advantageous price at a particular time.
Consequently, the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

                         SMITH BARNEY
                      ---------------------------------
                     A Member of TravelersGroup [LOGO]




                        SMITH BARNEY
                         MID CAP
                         BLEND FUND INC.
                        388 Greenwich Street
                        New York, New York 10013
                       FD       6/98





Part B:

STATEMENT OF ADDITIONAL INFORMATION

Smith Barney
Mid Cap Blend Fund
388 Greenwich Street
New York, New York 10013
1-800-451-2010



Statement of Additional
Information
June   , 1998

This Statement of Additional Information (SAI)
expands upon and supplements the information
contained in the current Prospectus of Smith
Barney Mid Cap Blend Fund (the Fund) dated
June     , 1998, as amended or supplemented
from time to time, and should be read in conjunction with the Funds Prospectus. The
Fund is a sub-trust of Smith Barney Investment
Trust (the Trust). The Funds Prospectus may be obtained from a Smith Barney Financial
Consultant or by writing or calling the Fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.
CONTENTS

For ease of reference, the same section
headings are used in both the Prospectus and this SAI, except where shown below:

Management of the Fund
 ........................................................
 ...............................

Investment Objective and Management Policies
 ...................................................

Purchase of Shares
 ........................................................
 ........................................

Redemption of Shares
 ........................................................
 ...................................

Distributor
 ........................................................
 .....................................................

Valuation of Shares
 ........................................................
 .......................................

Performance Data (See in the Prospectus Performance)
 ...................................

Taxes (See in the Prospectus Dividends, Distributions
and Taxes) ..................

Additional Information
 .........................................................
 .................................



MANAGEMENT OF THE FUND

The executive officers of the Fund are
employees of certain of the organizations that provide services to the Fund. These organizations are the following:

Smith Barney Inc. (Smith Barney or the
Distributor)
Distributor
Mutual Management Corp. (MMC or the Manager)
Investment Manager
PNC Bank, National Association (PNC or the
Custodian)
Custodian
First Data Investor Services Group, Inc.,
(First Data or the Transfer Agent)

Transfer Agent


These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this SAI.





Trustees and Executive Officers of the Fund

The Trustees and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an interested person of the Fund, as defined in the Investment Company Act of 1940, as amended (the 1940 Act), is indicated by an asterisk.

	Herbert Barg, Trustee (Age 74).  Private
Investor.  His address is 273 Montgomery
Avenue, Bala Cynwyd, Pennsylvania 19004.

	*Alfred J. Bianchetti, Trustee (Age 74).
Retired; formerly Senior Consultant to Dean
Witter Reynolds Inc.  His address is 19 Circle
End Drive, Ramsey, New Jersey 07466.

	Martin Brody, Trustee (Age 76).
Consultant, HMK Associates; Retired Vice
Chairman of the Board of Restaurant Associates
Corp.  His address is c/o HMK Associates, 30
Columbia Turnpike, Florham Park, New Jersey
07932.

	Dwight B. Crane, Trustee (Age 59).
Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts
02163.

	Burt N. Dorsett, Trustee (Age 66).
Managing Partner of Dorsett McCabe Management.
Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm.
His address is 201 East 62nd Street, New York,
New York 10021.

	Elliot S. Jaffe, Trustee (Age 71).
Chairman of the Board and President of The
Dress Barn, Inc.  His address is 30 Dunnigan
Drive, Suffern, New York 10901.

	Stephen E. Kaufman, Trustee (Age 65).
Attorney.  His address is 277 Park Avenue, New
York, New York 10172.

	Joseph J. McCann, Trustee (Age 67).
Financial Consultant; Retired Financial
Executive, Ryan Homes, Inc.  His address is 200
Oak Park Place, Pittsburgh, Pennsylvania 15243.

	*Heath B. McLendon, Chairman of the Board and Investment Officer (Age 64). Managing
Director of Smith Barney, Chairman of the Board of Smith Barney Strategy Advisers Inc. and
President of MMC and Travelers Investment
Adviser, Inc. (TIA); prior to July 1993,
Senior Executive Vice President of Shearson
Lehman Brothers Inc., Vice Chairman of Shearson
Asset Management. Mr. McLendon is Chairman of the Board of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New
York 10013.

	Cornelius C. Rose, Jr., Trustee (Age 63).
President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and
Director of Performance Learning Systems, an educational consultant. His address is Fair
Oaks, Enfield, New Hampshire 03748.

	James J. Crisona, Director Emeritus.
Attorney; formerly Justice of the Supreme Court of the State of New York. His address is 118
East 60th Street, New York, New York 10022

	Lewis E. Daidone, Senior Vice President
and Treasurer (Age 40).  Managing Director of
Smith Barney, Chief Financial Officer of the
Smith Barney Mutual Funds; Director and Senior
Vice President of MMC and TIA. His address is
388 Greenwich Street, New York, New York 10013.

	Christina T. Sydor, Secretary (Age 46).
Managing Director of Smith Barney; General
Counsel and Secretary of MMC and TIA. Her address is 388 Greenwich Street, New York, New
York 10013.

No officer, director or employee of Smith
Barney or any parent or subsidiary of Smith
Barney receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Trust pays each Trustee who is not an officer, director or employee of Smith Barney or any of their affiliates a fee of $4,000 per annum plus $500 per meeting attended. All
Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

For the calendar year ended November 30, 1997, the Trustees of the Fund were paid the following compensation.

		Total
		Pension or	Compensation	Number of
		Retirement	from Fund	Funds for
	   Aggregate	Benefits Accrued	and Fund	 Which  Director
	Compensation 	as part of 	Complex	Serves Within
Name of Person	from Fund 	  Fund Expenses  	Paid to Directors	 Fund Complex

Herbert Barg	$0	                    $0
	           $105,175
18
Alfred Bianchetti	0		       0
	51,000		     13
Martin Brody	0		       0
124,286		     21
Dwight B. Crane	0		       0
140,375		     24
Burt N. Dorsett*	0		       0
	47,400		     13
Elliot S. Jaffe	0		       0
	51,100		     13
Stephen E. Kaufman	0		       0
	92,336		     15
Joseph J. McCann	0		       0
	52,700		     13
Heath B. McLendon **	 -		       -
	     -		     42
Cornelius C. Rose, Jr.	0		       0
		51,400
13
James J. Crisona***	0		       0
	20,575		     12



*      Designates an interested Trustee.
#   Upon attainment of age 80, Fund Trustees
are required to change to emeritus status.
Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to Fund Trustees, together with reasonable out-of-pocket expenses for each meeting attended. Mr.
Crisona is a Trustee Emeritus and as such may attend meetings but has no voting rights.
During the Funds last fiscal year, aggregate compensation paid by the Fund to Trustees achieving emeritus status totaled $11,423



Investment Manager - MMC

MMC serves as investment manager to the Fund pursuant to an investment management agreement
(the Investment Management Agreement) with the Trust which was approved by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or the Manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings
Inc. (Holdings), which in turn, is a wholly owned subsidiary of Travelers Group Inc.
(Travelers). The services provided by the Manager under the Investment Management
Agreement are described in the prospectus under Management of the Trust and the Fund. The
Manager pays the salary of any officer and employee who is employed by both it and the Trust. The Manager bears all expenses in connection with the performance of its services.

As compensation for investment management services, the Fund pays the Manager a fee computed daily and paid monthly at the annual rate of 0.75% of the Funds average daily net assets.



Counsel and Auditors

Willkie Farr & Gallagher serves as counsel to the Trust. The Trustees who are not interested persons of the Fund have selected Stroock &
Stroock & Lavan LLP to serve as their legal counsel.

KPMG Peat Marwick LLP, independent accountants,
345 Park Avenue, New York, New York 10154, serve as auditors of the Trust and will render an opinion on the Trusts financial statements annually beginning with the fiscal period ending November 30, 1998.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Prospectus discusses the Funds investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to such investments, policies and strategies.

Foreign Securities and American Depository
Receipts

The Fund has the authority to invest up to 25% of its assets in foreign securities (including
European Depository Receipts (EDRs) and Global
Depository Receipts (GDRs)) and American
Depository Receipts (ADRs) or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporations.
ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

Investing in the securities of foreign
companies involves special risks and
considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S.
investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Many of the foreign securities held by the Fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company issuing them than is available about a domestic company and its securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well.

Lending of Portfolio Securities

Consistent with applicable regulatory
requirements, the Fund may lend securities from its portfolio to brokers, dealers and other financial organizations. The Fund may not lend its portfolio securities to the Investment
Adviser or the Administrator or their
affiliates unless they have applied for and received specific authority from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in an amount equal to at least
100% of the current market value of the loaned securities.

In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when
U.S. government securities are used as
collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever the Funds portfolio securities are loaned: (a) the Fund must receive at least
100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value;
(e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Trusts Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Investment Adviser to be of good standing and will not be made unless, in the judgment of the Investment Adviser, the consideration to be earned from such loans would justify the risk. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to: (a) the borrower; and/or
(b) a third party, which is unaffiliated with the Fund, the Investment Adviser or Administrator and which is acting as a finder.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The
Fund will maintain a segregated account
consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers and other financial institutions. The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the Investment Company Act of
1940, as amended, reverse repurchase agreements may be considered borrowing by the seller.

Reverse repurchase agreements create
opportunities for increased returns to the shareholders of the Fund but, at the same time, create special risk considerations. Although the principal or stated value of such borrowings will be fixed, the Funds assets may change in value during the time the borrowing is outstanding. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the Fund will have to pay in respect thereof, the Funds net income or other gain will be greater than if this type of leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover this cost, the net income or other gain of the Fund will be less than if the reverse repurchase agreement had not been used.

The Fund currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.

When-Issued Securities and Delayed Delivery
Transactions

In order to secure what the Manager considers to be an advantageous price or yield, the Fund may purchase U.S. government securities on a when-issued basis or purchase or sell U.S.
government securities for delayed delivery.
The Fund will enter into such purchase
transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the reciprocal delivery or payment by the other party to the transaction.
In entering into a when-issued or delayed-delivery transaction, the Fund relies on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, to a lesser extent, the publics perception of the creditworthiness of the issuers. In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing U.S. government securities on a when-issued basis or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself.
Similarly, the sale of U.S. government
securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

The Fund will at times maintain in a segregated account at PNC cash or liquid securities equal to the amount of the Funds when-issued or delayed-delivery commitments. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of such commitments by the Fund. Placing securities rather than cash in the account may have a leveraging effect on the Funds assets.
That is, to the extent that the Fund remains substantially fully invested in securities at the time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuation in its net asset value than if it had set aside cash to satisfy its purchase commitments. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the separate account, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than the Funds payment obligations).

Money Market Instruments

As stated in the Prospectus, the Fund may invest for temporary defensive purposes in government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Certificates of deposit (CDs) are short-term negotiable obligations of commercial banks.
Time deposits (TDs) are non-negotiable
deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

Domestic commercial banks organized under
Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance
Corporation (the FDIC). Domestic banks
organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amounts of CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are generally required to, among other things, maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks.
These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income.
Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (State Branches) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, MMC will carefully evaluate such investments on a case-by-case basis.

Savings and loan associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S.
government. As a result, such savings and loan associations are subject to regulation and examination.


Options on Securities

The Fund may engage in the writing of covered call options. The Fund may also purchase put options and enter into closing transactions.
The Fund may write call options on securities only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option written by the Fund is covered if the Fund owns the securities underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security.
Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as in-the-money, at-the-money and out-of-the-money, respectively.

The Fund may write (a) in-the-money call options when MMC expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when MMC expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when MMC expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options
Clearing Corporation (Clearing Corporation) or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The
Fund expects to write options only on national securities exchanges or in the over-the-counter market. The Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although the Fund generally will purchase or write only those options for which MMC believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing
Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established
limitations governing the maximum number of
calls and puts of each class which may be held
or written, or exercised within certain
periods, by an investor or group of investors
acting in concert (regardless of whether the
options are written on the same or different
securities exchanges or are held, written or
exercised in one or more accounts or through
one or more brokers).   It is possible that the
Fund and other clients of MMC and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the Fund that are deemed covered by virtue of the Funds holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery.
By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although MMC will attempt to take appropriate measures to minimize the risks relating to the Funds writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

Stock Index Options

As described generally above, the Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock
Exchange Composite Index or the Canadian Market
Portfolio Index, or a narrower market index such as the Standard & Poors 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas
Index or the Computer and Business Equipment
Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash exercise settlement amount equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.
Accordingly, successful use by the Fund of options on stock indexes will be subject to MMCs ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures
Contracts

As described generally above, the Fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade.

The purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index
(known as taking a long position) as a
temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Funds not participating in a market advance.
The Fund then may close out the futures
contracts by entering into offsetting futures contracts to sell the stock index (known as taking a short position) as it purchases individual stocks. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Funds custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Funds commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Funds existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device.
Successful use of futures contracts by the Fund is subject to the ability of MMC to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts.
In addition, although the Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.
Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Currency Strategies

To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the investment adviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made (transaction hedging).
Further, when the investment adviser believes that a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency the investment adviser expects to decline in an amount approximating the value of some or all of the Funds securities denominated in that currency, or when the investment adviser believes that one currency may decline against a currency in which some or all of the portfolio securities held by the Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount (position hedging). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the Fund are denominated (cross hedging). The Funds custodian places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the Fund having a value equal to the aggregate account of the Funds commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the Funds commitments with respect to such contracts.

The Fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the investment adviser intends to include in its portfolio.

Although the Fund might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:
dependence on the investment advisers ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover;
the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the
Internal Revenue Code of 1986, as amended (the
Code).  See Dividends, Distributions and
Taxes.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 7 below cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% or more of the Funds shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the Funds outstanding shares. The remaining restrictions may be changed by the Funds Board of Trustees at any time. In accordance with these restrictions, the Fund will not:

1.	Invest in a manner that would cause it to
fail to be a diversified company under the 1940
Act and the rules, regulations and orders thereunder.

2.	Issue senior securities as defined in the
1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3.   	Invest more than 25% of its total
assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government
(including its agencies and instumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

      4.    Borrow money, except that (a)  the
Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

5.    Make loans.  This restriction does not
apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6.   Engage in the business of underwriting
securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.   Purchase or sell real estate, real
estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds investment objective and policies); or
(d) investing in real estate investment trust securities.

8.   Purchase any securities on margin
(except for such short-term credits as are
necessary for the clearance of purchases and
sales of portfolio securities) or sell any
securities short (except against the box). For
purposes of this restriction, the deposit or
payment by the Fund of underlying securities
and other assets in escrow and collateral
agreements with respect to initial or
maintenance margin in connection with futures
contracts and related options and options on
securities, indexes or similar items  is not
considered to be the purchase of a security on
margin.
 9.   	Invest in oil, gas or other mineral
exploration or development programs.

    10.   Purchase or otherwise acquire any
security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

11.   Purchase the securities of any other
open-end investment company, except through a purchase on the open market involving no commission or profit to a sponsor or dealer
(other than the customary stock exchange or over-the-counter brokerage commission) and except as part of a merger, consolidation or acquisition of assets.

12.   Invest for the purpose of exercising
control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Portfolio Turnover

While the Funds portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed
100%, it has in the past exceeded 100%. The rate of turnover will not be a limiting factor, however, when the Fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the Fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates
(market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.

Portfolio Transactions

Decisions to buy and sell securities for the Fund are made by the Manager, subject to the overall review of the Trusts Board of Trustees.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Manager, investments of the type that the Fund may make also may be made by those other accounts. When the Fund and one or more other accounts managed by the Manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
The Trust has paid no brokerage commissions since its commencement of operations.

Allocation of transactions on behalf of the Fund, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed fair and reasonable to the Funds shareholders. The primary considerations of the Manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the Manager may receive orders for portfolio transactions by the Fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager, and the fees of the Manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the Manager in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Fund.

The Fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the Manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by the Investment Adviser, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by the Investment Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Investment Adviser to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

PURCHASE OF SHARES

Volume Discounts

The schedules of sales charges described in the Prospectus apply to purchases of shares of the Fund made by any purchaser, which term is defined to include the following: (a) an individual; (b) an individuals spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are affiliated persons of each other within the meaning of the 1940 Act;
(e) tax-exempt organizations enumerated in
Section 501(c)(3) or (13) of the Code; or (f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedules in the Prospectus, apply to any purchase of shares of a Fund by any purchaser (as defined above). The reduced sales charge is subject to confirmation of the shareholders holdings through a check of appropriate records. The Trust reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a
Smith Barney Financial Consultant.

Determination of Public Offering Price

The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of a Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge (CDSC), however, is imposed on certain redemptions of Class C shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each Funds financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

Detailed information on how to redeem shares of the Fund is included in the Prospectus. The right of redemption of shares of the Fund may be suspended or the date of payment postponed
(a) for any periods during which the New York
Stock Exchange, Inc.  (the NYSE) is closed
(other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Funds investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the Funds shareholders.

Distributions in Kind

If the Board of Trustees of the Trust
determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Funds net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the
Withdrawal Plan) is available to
shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholders investment in the Fund, there will be a reduction in the value of the shareholders investment and continued withdrawal payments will reduce the shareholders investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. Withdrawal
Plans should be set up with a Smith Barney
Financial Consultant. Applications for
participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that months withdrawal. For additional information, shareholders should contact a financial consultant.

DISTRIBUTOR

Smith Barney serves as the Trusts distributor on a best efforts basis pursuant to a written agreement (the Distribution Agreement), which was approved by the Trusts Board of Trustees.

When payment is made by the investor before the settlement date, unless otherwise requested in writing by the investor, the funds will be held as a free credit balance in the investors brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the
Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the money market fund, and affiliates of Smith
Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The Trusts
Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution
Agreements for continuance.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the Independent
Trustees). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Trustees including all of the Independent Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any Fund, by vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act).
Pursuant to the Plan, Smith Barney will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Distribution Arrangements

To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act.
Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Funds average daily net assets attributable to the Class A, Class B and Class
L shares.  In addition, the Fund pays Smith
Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The
Class B and Class L distribution fee is
calculated at the annual rate of 0.75% of the value of the Funds average daily net assets attributable to the shares of the respective
Class.

VALUATION OF SHARES

The net asset value per share of the Funds
Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Years Day, Martin Luther King,
Jr. Day, Presidents Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.
Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices.
Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Funds Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Funds Board of Trustees. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Funds Board of Trustees.

EXCHANGE PRIVILEGE

Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual
Funds may exchange all or part of their shares for shares of the same class of other Smith
Barney Mutual Funds, to the extent such shares are offered for sale in the shareholders state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

	A. Class A shares of the Fund may be
exchanged without a sales charge for
Class A shares of any of the Smith Barney
Mutual Funds.

	B.  Class B shares of any fund may be
exchanged without a sales charge.  Class
B shares of the Fund exchanged for Class
B shares of another Smith Barney Mutual
Fund will be subject to the higher
applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

	C.  Class L shares of any fund may be
exchanged without a sales charge.  For
purposes of CDSC applicability, Class L
shares of the Fund exchanged for Class C shares of another Smith Barney Mutual
Fund will be deemed to have been owned
since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial
Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, the Trust may quote a Funds yield or total return in advertisements or in reports and other communications to shareholders. The Trust may include comparative performance information in advertising or marketing the Funds shares.
Such performance information may include the following industry and financial publications-
Barrons, Business Week, CDA Investment
Technologies, Inc., Changing Times, Forbes,
Fortune, Institutional Investor, Investors
Daily, Money, Morningstar Mutual Fund Values,
The New York Times, USA Today and The Wall
Street Journal.  To the extent any
advertisement or sales literature of a Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

Average annual total return figures are
computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
P (1 + T)n =
ERV

Where:
P
=
a hypothetical initial payment of $1,000.

T
=
average annual total return.

n
=
number of years.

ERV
=
Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.



Aggregate Total Return

Aggregate total return figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

ERV-P
    P

Where:
P
=
a hypothetical initial payment of $10,000.

ERV
=
Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Performance will vary from time to time
depending on market conditions, the composition of the Funds portfolio and operating expenses.
Consequently, any given performance quotation should not be considered representative of the Funds performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

TAXES

The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

The Trust intends to qualify each year as a regulated investment company under the Code. If the Fund (a) qualifies as a regulated investment company and (b) distributes to its shareholders at least 90% of its net investment income (including, for this purpose, its net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent that its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders.

As described above, the Fund may invest in futures contracts and options on futures contracts that are traded on a U.S exchange or board of trade. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by the Fund and, thus, will affect the amount of capital gains distributed to the Funds shareholder.

For federal income tax purposes, gain or loss on the futures and options described above
(collectively referred to as Section 1256
Contracts) would, as a general rule, be taxed pursuant to a special mark-to-market system.
Under the mark-to-market system, the Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on
Section 1256 Contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and as a result, the mark-to market will generally affect the amount of capital gains or losses taxable to the Fund and the amount of distributions taxable to a shareholder. Moreover, if the Fund invests in both Section 1256 and offsetting positions in those contracts, then the Fund may not be able to receive the benefit of certain realized losses for an indeterminate period of time.
The Fund expects that its activities with respect to Section 1256 Contracts and offsetting position in those Contracts (1) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (2) will permit it to use substantially all of its losses for the fiscal years in which the losses actually occur.

Gains or losses on the sales of stock or securities by the Fund generally will be long-term capital gains or losses if the Fund has held the stock or securities for more than one year. Gains or losses on sales of stock or securities held for not more than one year generally will be short-term capital gains or losses.

Foreign countries may impose withholding and other taxes on dividends and interest paid to the Fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the United States to reduce or eliminate such taxes. Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in the Fund. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

Any net long-term capital gains realized by the Fund will be distributed annually as described in the Prospectus. Such distributions (capital gain dividends) will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held
Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Funds prior taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend.

Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails fully to report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 31% backup withholding tax with respect to (a) any taxable dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individuals taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholders regular
Federal income tax liability.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning.
Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION

The Trust was organized as an unincorporated business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term
Trust.  On November 20, 1991, July 30, 1993,
October 14, 1994 and August 16, 1995, the
Trusts name was changed to Shearson Lehman
Brothers Income Trust, Smith Barney Shearson
Income Trust, Smith Barney Income Trust and
Smith Barney Investment Trust, respectively.

PNC Bank, located at 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103, serves as the custodian of the Fund. Under its agreement with the Trust on behalf of the Fund, PNC Bank holds the Funds portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston,
Massachusetts 02109, serves as the Trusts transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Trust, handles certain communications between shareholders and the
Trust and distributes dividends and
distributions payable by the Trust. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses.






					Smith Barney

					Mid Cap Blend
Fund



Statement of

Additional
Information















June    , 1998




Smith Barney
Mid Cap Blend Fund
388 Greenwich Street
New York, New York 10013

	SMITH BARNEY

	A Member of Travelers Group




39


Part C:	Other Information

SMITH BARNEY INVESTMENT TRUST

FORM N-1A

CROSS-REFERENCE SHEET
PURSUANT TO RULE 495(b)


Part A Item No.

Prospectus Caption

1.  Cover Page
Cover Page

2.  Synopsis
Prospectus Summary

3.  Financial Highlights
Financial Highlights

4.  General Description of
Registrant

Cover Page; Prospectus Summary;
Investment Objective and Management Policies;
Additional Information - Appendix A

5.  Management of the Fund
Management of the Trust and the
Fund; Distributor; Additional
Information; Annual Report

6.  Capital Stock and Other
Securities
Investment Objective and
Management Policies; Dividends,
Distributions and Taxes;
Additional Information - Appendix A

7.  Purchase of Securities Being
Offered
Purchase of Shares; Valuation of
Shares; Exchange Privilege;
Redemption of Shares; Minimum
Account Size; Distributor;
Additional Information

8.  Redemption or Repurchase
Purchase of Shares; Redemption of
Shares; Exchange Privilege

9.  Pending Legal Proceedings
Not applicable

Part B Item No.
Statement of Additional
Information Caption

10.  Cover Page
Cover Page

11.  Table of Contents
Table of Contents

12.  General Information and
History
Distributor; Additional
Information

13.  Investment Objective and
Policies
Investment Objectives and
Management Policies

14.  Management of the Fund
Management of the Trust and the
Funds; Distributor

15.  Control Persons and Principal
Holders of Securities
Management of the Trust and the
Funds

16.  Investment Advisory and Other
Services
Management of the Trust and the
Funds; Distributor

17.  Brokerage Allocation and Other
Services
Investment Objectives and
Management Policies; Distributor

18.  Capital Stock and Other
Securities
Investment Objectives and
Management Policies; Purchase of
Shares; Redemption of Shares;
Taxes

19.  Purchase, Redemption and
Pricing of Securities Being Offered
Purchase of Shares; Redemption of
Shares; Valuation of Shares;
Distributor; Exchange Privilege

20.  Tax Status
Taxes

21.  Underwriters
Distributor

22.  Calculation of Performance
Data
Performance Data

23.  Financial Statements
Financial Statements


     PART A

PROSPECTUS

PART B
STATEMENT OF ADDITIONAL INFORMATION

PART  C
OTHER INFORMATION


Item 24.	Financial Statements and Exhibits

(a)  Financial Statements




	Smith Barney Intermediate Maturity California
Municipals Fund, Smith Barney Intermediate Maturity
New York Municipals Fund and Smith Barney Large
Capitalization Growth Fund Annual Reports for the fiscal year ended November 30, 1997 were filed on January 30, 1998 as Accession Number 91155-98-000062.


	Included in Part C:

	Consent of Independent Accountants is to be filed by Amendment.

(b)	Exhibits

	Unless otherwise noted, all references are to the Registrants
Registration Statement on Form N-1A (the Registration
Statement) as filed with the Securities and Exchange
Commission (SEC) on October 21, 1991 (File Nos.
33-43446 and 811-6444).

	(1)(a) Registrants Master Trust Agreement dated
October 17, 1991 and Amendments to the Master Trust
Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post-
Effective Amendment No. 4 to the Registration
Statement filed on January 28, 1994 (Post-Effective
Amendment No. 4).

	(b) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January
6, 1995 (the N-14).

	(c) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment
No. 9 to the Registration Statement filed on August
29, 1995 (Post-Effective Amendment No. 9).

   	(d) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the
Registration Statement filed on March 30, 1998 (Post-
Effective Amemendment No, 18).

(2)  Registrants by-laws are incorporated by
reference to the
Registration Statement.

	(3)  Not Applicable.

	(4) (a) Registrants form of stock certificate for Smith Barney
S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration
Statement filed on December 29, 1997.

	(4) (b) Registrants form of stock certificate for Smith Barney
Large Capitalization Growth Fund is incorporated by reference to Post-
Effective Amendment No.17 to the Registration
Statement filed on February 20, 1998 (Post-Effective
Amendment No. 17).


    (4) (c) Registrants form of stock certificate for Smith Barney Mid Cap Blend Fund is to be filed by amendment.

	(5)(a)  Investment Advisory Agreement between
the Registrant and
Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment
No. 3 to the Registration Statement filed on December
1, 1993 (Post-Effective Amendment No. 3).

	(b) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

	(c)  Form of Transfer of Investment Advisory
Agreement for Smith Barney Limited Maturity
Municipals Fund, Smith Barney Intermediate Maturity
New York Municipals Fund and Smith Barney Limited
Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
Statement filed on January 27, 1995 (Post-Effective
Amendment No. 6).

	(d)  Form of Investment Advisory Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and Travelers Investment
Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment
No. 15 to the Registration Statement
filed on December 12, 1997.

	(e)  Form of Investment Management Agreement
between the Registrant on behalf of Smith Barney
Large Capitalization Growth Fund and Mutual
Management Corp. (f/k/a Smith Barney Mutual Funds
Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
Statement filed on February 20,1998 (Post-Effective
Amendment No. 17)

(f)  Form of Investment Management Agreement
between Smith Barney Mid Cap Blend Fund and Mutual
Management Corp  (f/k/a Smith Barney Mutual Funds
Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
Statement filed on February 20,1998 (Post-Effective
Amendment No. 17)


	(6)(a)  Distribution Agreement between the
Registrant and Smith Barney Shearson Inc. dated July
30, 1993 is incorporated by reference to Post-
Effective Amendment No. 3.

	(b)  Form of Distribution Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(7)  Not Applicable.

	(8)  Form of Custody Agreement with PNC Bank,
National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(9)(a)  Administration Agreement between the
Registrant on behalf of Smith Barney Intermediate
Maturity California Municipals Fund and Smith Barney
Advisers, Inc. (SBA) is incorporated by reference to the N-14.

	(b) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited
Maturity Municipals Fund and Smith Barney
Intermediate Maturity New York Municipals Fund and
SBA is incorporated by reference to Post-Effective
Amendment No. 6.

	(c) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500
Index Fund and Mutual Management Corp. is incorporated by reference to Post Effective Amendment
No. 15.

	(d)  Transfer Agency Agreement with First Data
Investor Services
 Group, Inc. (formerly known as The Shareholder
Services Group Inc.)
is incorporated by reference to Post-Effective
Amendment No. 3.

	(e)  Form of Sub-Transfer Agency Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment
No. 10.

	(10) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration
Statement filed on December 6, 1991.

	(11) Consent of Independent Accountants is to be filed by Amendment.


	(12)  Not Applicable.

	(13) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(14)  Not Applicable.

	(15)(a)  Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(b) Form of Amended Service and Distribution
Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals
Fund and Smith Barney Intermediate Maturity New York
Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(c)  Form of Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index
Fund is incorporated by reference to Post Effective
Amendment No. 15.

	(d) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney
Large Capitalization Growth Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on
February 20, 1998 (Post-Effective Amendment No.
17).

	(e) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney
Large Capitalization Growth Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on
February 20, 1998 (Post-Effective Amendment No.
17).

	(16)  Performance Data is incorporated by
reference to Post-Effective Amendment No. 2 to the Registration Statement filed on April 1, 1993.

	(17) Financial Data Schedule is to be filed by Amendment.

	(18) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment
No. 10.

Item 25.	Persons Controlled by or under Common
Control with Registrant

		None


Item 26.	Number of Holders of Securities

		(1)				(2)
	Title of Class
	Beneficial Interest par value	Number of Record
Holders
	$0.001 per share		as of April 13, 1998


	Intermediate Maturity California 	Class A 457
	Municipals Fund		      	Class C  78
						      Class Y   3

	Intermediate Maturity New York	Class A
1094
	Municipals Fund			      Class C
63

	Smith Barney S&P 500			Class A 875
	Index Fund		      		Class D   0

	Large Capitalization Growth Fund 	Class A
10,332
						      Class B
22,451
					      	Class C
4,484
						      Class Y
6



Item 27.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 28(a).	Business and Other Connections of
Investment Adviser

Investment Adviser and Administrator - Mutual
Management Corp. (f/k/a Smith Barney Mutual Funds
Management Inc.), formerly known as Smith Barney
Advisers, Inc., was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Smith Barney Holdings Inc.
(formerly known as Smith Barney Shearson Holdings
Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (Travelers). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act) and has, through its predecessors, been in the investment counseling business since 1934. MMC serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California
Fund and Smith Barney Intermediate Maturity New York
Fund and Investment Manager for Smith Barney Large
Capitalization Growth Fund.

The list required by this Item 28 of the officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-
8314).


Investment Adviser - Travelers Investment Management
Company. (TIMCO). TIMCO serves as the investment adviser for S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
(formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers
Group Inc. (Travelers).
TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers
Act) since 1971 and has, through its predecessors, been in the investment counseling business since
1967.

 The list required by this Item 28 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBA pursuant to the Advisers Act (SEC File No.801-07212.






 Item 29.	Principal Underwriters



Smith Barney Inc. (Smith Barney) currently acts as a distributor for Concert Allocation Series; Concert
Investment Series; Consulting Group Capital Markets
Funds; Global Horizons Investment Series (Cayman
Islands); Greenwich Street California Municipal Fund
Inc.; Greenwich Street Municipal Fund Inc.; Greenwich
Street Series Fund; High Income Opportunity Fund
Inc.; The Italy Fund Inc.; Managed High Income
Portfolio Inc.; Managed Municipals Portfolio II Inc.;
Managed Municipals Portfolio Inc.; Municipal High
Income Fund Inc.; Puerto Rico Daily Liquidity Fund
Inc.; Smith Barney Adjustable Rate Government Income
Fund; Smith Barney Aggressive Growth Fund Inc.; Smith
Barney Appreciation Fund Inc.; Smith Barney Arizona
Municipals Fund Inc.; Smith Barney California
Municipals Fund Inc.; Smith Barney Concert Allocation
Series Inc.; Smith Barney Small Cap Blend Fund, Inc.;
Smith Barney Equity Funds; Smith Barney Fundamental
Value Fund Inc.; Smith Barney Funds, Inc.; Smith
Barney Income Funds; Smith Barney Income Trust; Smith
Barney Institutional Cash Management Fund, Inc.;
Smith Barney Intermediate Municipal Fund, Inc.; Smith
Barney Investment Funds Inc.; Smith Barney Investment
Trust; Smith Barney Managed Governments Fund Inc.;
Smith Barney Managed Municipals Fund Inc.; Smith
Barney Massachusetts Municipals Fund; Smith Barney
Money Funds, Inc.; Smith Barney Muni Funds; Smith
Barney Municipal Fund, Inc.; Smith Barney Municipal
Money Market Fund, Inc.; Smith Barney Natural
Resources Fund Inc.; Smith Barney New Jersey
Municipals Fund Inc.; Smith Barney Oregon Municipals
Fund Inc.; Smith Barney Principal Return Fund; Smith
Barney Telecommunications Trust; Smith Barney
Variable Account Funds; Smith Barney World Funds,
Inc.; Smith Barney Worldwide Special Fund N.V.
(Netherlands Antilles); Travelers Series Fund Inc.;
The USA High Yield Fund N.V.; Worldwide Securities
Limited (Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.


Smith Barney is wholly owned subsidiary of Salomon
Smith Barney Holdings Inc. (formerly known as Smith
Barney Holdings Inc.)

The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith
Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.	Location of Accounts and Records

	(1)	Smith Barney Investment Trust
		388 Greenwich Street
		New York, New York 10013

	(2)	Mutual Management Corp. (f/k/a Smith
Barney Mutual Funds
Management Inc.)
		388 Greenwich Street
		New York, New York 10013
(Records relating to its function as
investment adviser to certain of the
Funds and administrator to all of the
Funds)


(3)	Travelers Investment Management Company
One Tower Square
Hartford, CT 06183-2030
(Records relating to its function as investment adviser to Smith
Barney S&P 500 Index Fund)

(4)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA  19103
	(Records relating to its function as custodian)

	(5)	First Data Investor Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts 02109
(Records relating to its function as
Transfer Agent and Dividend Paying Agent)

Item 31.	Management Services

		Not Applicable

Item 32.	Undertakings

	(a) 	The Registrant hereby undertakes to
furnish to each person
to whom a prospectus of the Registrant is delivered, a copy of the
Registrants latest annual report, upon request and without charge.

485 (b) Certification
	The Registrant hereby certifies that it meets all requirements for effectiveness pursuant to Rule
485(b) under the Securities Act of 1933, as amended.


SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, and the Investment Company Act of 1940,
the Registrant, SMITH BARNEY INVESTMENT TRUST, has
duly caused this registration statement to be signed
on its behalf by the undersigned, thereto duly
authorized in the City of New York, in the State of
New York on the     15th day of April, 1998.

							SMITH
BARNEY
							INVESTMENT
TRUST

							/s/Heath B.
McLendon
							Heath B.
McLendon, Chief
							Executive
Officer

	Pursuant to the requirements of the Securities
Act of 1933, this
registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title				Date
/s/Heath B. McLendon		Chairman of the Board
	4/15/98
Heath B. McLendon		(Chief Executive Officer)


/s/Lewis E. Daidone	Treasurer
	4/15/98
Lewis E. Daidone	(Chief Financial and
			Accounting Officer)

/s/Herbert Barg*	Trustee
	4/15/98
Herbert Barg

/s/Alfred J. Bianchetti*	Trustee
	4/15/98		Alfred J. Bianchetti

/s/Martin Brody*	Trustee
	4/15/98
Martin Brody

/s/Dwight B. Crane*	Trustee
	4/15/98
Dwight B. Crane

/s/Burt N. Dorsett*	Trustee
	4/15/98
Burt N. Dorsett

/s/Elliot S. Jaffe*	Trustee
	4/15/98
Elliot S. Jaffe

/s/Stephen E. Kaufman*Trustee
	4/15/98
Stephen E. Kaufman

/s/Joseph J. McCann*	Trustee
	4/15/98
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*	Trustee
	4/15/98
Cornelius C. Rose, Jr.

_____________________________________________________
________________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 27, 1995.

/s/ Heath B. McLendon
Heath B. McLendon